Loan and Lease Receivables - Summary of Outstanding Balance and Carrying Amount of All Acquired Impaired Loans (Details) - Acquired Impaired Loans - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Outstanding Balance	$ 495,925	$ 555,709	$ 627,371
Carrying Value	342,600	404,037	486,911
Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Outstanding Balance	245,182	278,893	305,979
Carrying Value	173,106	207,303	243,964
Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Outstanding Balance	215,135	236,384	287,760
Carrying Value	152,149	175,717	223,738
Construction, Land Development, and Other Land
Accounts Notes And Loans Receivable [Line Items]
Outstanding Balance	13,511	15,292	20,362
Carrying Value	5,424	6,979	8,634
Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Outstanding Balance	20,255	23,164	10,803
Carrying Value	11,433	13,464	9,570
Installment and Other
Accounts Notes And Loans Receivable [Line Items]
Outstanding Balance	1,842	1,976	2,467
Carrying Value	$ 488	$ 574	$ 1,005